CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
CAPITAL STOCK
NOTE 11 - CAPITAL STOCK

On February 28, 2019, the Company was advised that FINRA had received the necessary documentation to announce a 1:100 reverse split. This corporate action took effect on March 1, 2019, and on that date every 100 outstanding shares of the Company’s common stock share were automatically converted into one share of common stock (with fractional shares rounded up to the nearest whole share). The accompanying financials have been retroactively adjusted to reflect the 1:100 reverse split.

On February 6, 2019, the Company issued 12,000,000 shares of its Class “A” preferred shares to S. Mark Spoone in consideration for the acquisition of Spoone’s trademarks and intellectual property, which included all rights and trade secrets to the hemp-derived CBD-infused line of consumer beverages sold under the “Good Hemp” brand. Since then, the Company has been conducting operations under the “Good Hemp” trade name.

On February 12, 2019 Chris Chumas acquired 6,000,000 shares of preferred stock from William Alessi for $100,000 in cash.

During the quarter ended March 31, 2019, Mr. Alessi returned to treasury 12,000,000 shares of Class “A” preferred shares to facilitate the acquisition of certain intellectual property as disclosed in Note 4. As result $12,000 has been added to his loan account in lieu of payment.

On January 29, 2020, the Company issued 7,000,000 shares of its common stock to each of William Alessi and Chris Chumas, respectively, for partial conversion of promissory notes in the principal amount of $7,000 each, respectively.

On February 28, 2020, the Company entered into a Branding Agreement (the “Branding Agreement”) with Spire Holdings, LLC (“Spire”), pursuant to which the Company would immediately issue Spire 6,000,000 shares of the Company’s common stock (the “Spire Shares”), and Spire would provide the Company (i) 7 primary NASCAR Cup Series No. 77 entry automobile, team and drivers (“Car”) sponsorships, and (ii) 25 associate or secondary sponsorships in connection with the Car, subject to NASCAR and network television approval. Pursuant to the Branding Agreement, Spire has some anti-dilution protection and piggyback registration rights with respect to the Spire Shares.

See Part II – Unregistered Sales of Equity Securities and Use of Proceeds regarding the sale of unregistered securities and use of proceeds.

On February 28, 2019, the Company was advised that FINRA had received the necessary documentation to announce a 1:100 reverse split. This corporate action took effect on 3/1/2019 and on that date every 100 outstanding shares of the Company’s common stock share were automatically converted into one share of common stock. The accompanying financials have been retroactively adjusted to reflect the 1:100 reverse split.